RELATED-PARTY TRANSACTIONS - Transactions and balances (Details) - Rand Refinery - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of transactions between related parties [line items]
Interest in associates (as a percent)	44.40%	33.10%	33.10%
Dividends received from related parties	R 0.0	R 0.0	R 0.0
Revenue from sale of goods, related party transactions	616.2
Refining fees paid	R (29.1)	(32.5)	(44.4)
Interest income		R 1.5	40.2
Loan receivable			R 403.9